Liability Related to Warrants - Summary of Outstanding Warrants (Details) - $ / shares		12 Months Ended
	May 15, 2023	Mar. 31, 2023	May 16, 2023	May 11, 2023	Jan. 12, 2023	Oct. 11, 2022	Aug. 31, 2022	Mar. 31, 2022	Mar. 14, 2022	Mar. 31, 2021
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding		11,412,770						1,925,929		497,355
Number of warrants exercisable		11,412,770
Exercise price		$ 2.90	$ 0.33		$ 0.53	$ 1.62	$ 2.32
Expiry date			Jun. 23, 2029
Subsequent Event
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	11,412,770
Number of warrants exercisable	11,412,770
Exercise price	$ 0.46		$ 0.33	$ 0.33
Series A Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance		Mar. 14, 2022
Number of warrants outstanding		714,287
Number of warrants exercisable		714,287
Exercise price		$ 11.20							$ 11.20
Expiry date		Sep. 14, 2027
Series A Warrants | Subsequent Event
Class Of Warrant Or Right [Line Items]
Date of issuance	Mar. 14, 2022
Number of warrants outstanding	714,287
Number of warrants exercisable	714,287
Exercise price	$ 0.33
Expiry date	May 15, 2028
Series B Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance		Mar. 14, 2022
Number of warrants outstanding		714,287
Number of warrants exercisable		714,287
Exercise price		$ 11.20							$ 11.20
Expiry date		Sep. 14, 2023
Series B Warrants | Subsequent Event
Class Of Warrant Or Right [Line Items]
Date of issuance	Mar. 14, 2022
Number of warrants outstanding	714,287
Number of warrants exercisable	714,287
Exercise price	$ 0.33
Expiry date	May 15, 2028
Series C Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance		Jun. 23, 2022
Number of warrants outstanding		771,556
Number of warrants exercisable		771,556
Exercise price		$ 2.32
Expiry date		Jun. 23, 2027
Series C Warrants | Subsequent Event
Class Of Warrant Or Right [Line Items]
Date of issuance	Jun. 23, 2022
Number of warrants outstanding	771,556
Number of warrants exercisable	771,556
Exercise price	$ 0.33
Expiry date	May 15, 2028
Series C Warrants One
Class Of Warrant Or Right [Line Items]
Date of issuance		Jun. 23, 2022
Number of warrants outstanding		972,763
Number of warrants exercisable		972,763
Exercise price		$ 2.32
Expiry date		Jun. 23, 2029
Series C Warrants One | Subsequent Event
Class Of Warrant Or Right [Line Items]
Date of issuance	Jun. 23, 2022
Number of warrants outstanding	972,763
Number of warrants exercisable	972,763
Exercise price	$ 0.33
Expiry date	Jun. 23, 2029
Series D Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance		Jun. 23, 2022
Number of warrants outstanding		972,763
Number of warrants exercisable		972,763
Exercise price		$ 2.32
Expiry date		Jun. 24, 2024
Series D Warrants | Subsequent Event
Class Of Warrant Or Right [Line Items]
Date of issuance	Jun. 23, 2022
Number of warrants outstanding	972,763
Number of warrants exercisable	972,763
Exercise price	$ 0.33
Expiry date	May 15, 2028
Series E Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance		Oct. 11, 2022
Number of warrants outstanding		6,417,114
Number of warrants exercisable		6,417,114
Exercise price		$ 1.62
Expiry date		Oct. 11, 2027
Series E Warrants | Subsequent Event
Class Of Warrant Or Right [Line Items]
Date of issuance	Oct. 11, 2022
Number of warrants outstanding	2,139,038
Number of warrants exercisable	2,139,038
Exercise price	$ 1.62
Expiry date	Oct. 11, 2027
Series E Warrants One
Class Of Warrant Or Right [Line Items]
Date of issuance		Oct. 11, 2022
Exercise price		$ 1.62
Expiry date		May 15, 2028
Series E Warrants One | Subsequent Event
Class Of Warrant Or Right [Line Items]
Date of issuance	Oct. 11, 2022
Number of warrants outstanding	4,278,076
Number of warrants exercisable	4,278,076
Exercise price	$ 0.33
Expiry date	May 15, 2028
January 2023 Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance		Jan. 12, 2023
Number of warrants outstanding		850,000
Number of warrants exercisable		850,000
Exercise price		$ 0.53
Expiry date		Jan. 12, 2028
January 2023 Warrants | Subsequent Event
Class Of Warrant Or Right [Line Items]
Date of issuance	Jan. 12, 2023
Number of warrants outstanding	850,000
Number of warrants exercisable	850,000
Exercise price	$ 0.53
Expiry date	Jan. 12, 2028